Goodwill and intangible assets - Movement analysis of goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	$ 12,487
Goodwill and intangible assets ending balance	12,384	$ 12,487
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	4,323
Goodwill and intangible assets ending balance	4,118	4,323
Goodwill | Gross amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	19,560	18,965
Exchange differences	(962)	523
Reclassified to held for sale and additions	28	73
Other	0	(1)
Goodwill and intangible assets ending balance	18,626	19,560
Goodwill | Accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	(15,237)	(14,809)
Exchange differences	716	(428)
Reclassified to held for sale	13	0
Goodwill and intangible assets ending balance	$ (14,508)	$ (15,237)